UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 385-5777

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX
Fund Name:	Robinson Tax Advantaged Income Fund
Reporting Period	July 1, 2022 - June 30, 2023

Ticker Symbol	Security ID	Company Name	Meeting Date	Meeting Type	Proposal Label	Proposal Long Text	Director Name	Management Recommendation	Voted with Management	Ballat Shares	Vote Date	Voted Shares	Shares Voted "FOR"	Shares Voted "AGAINST"	Shares Voted "ABSTAIN"
EIM	27827X101	EATON VANCE INSD. MUN BD FD	14-Jul-2022	Annual	1a)	DIRECTOR	Thomas E. Faust Jr.	For	No	93784	13-Jul-2022	93784	81331	0	12453
EIM	27827X101	EATON VANCE INSD. MUN BD FD	14-Jul-2022	Annual	1a)	DIRECTOR	Cynthia E. Frost	For	No	93784	13-Jul-2022	93784	81398	0	12386
EIM	27827X101	EATON VANCE INSD. MUN BD FD	14-Jul-2022	Annual	1a)	DIRECTOR	Scott E. Wennerholm	For	No	93784	13-Jul-2022	93784	78908	0	14876
EIM	27827X101	EATON VANCE INSD. MUN BD FD	14-Jul-2022	Annual	1a)	DIRECTOR	Nancy A. Wiser	For	No	93784	13-Jul-2022	93784	81449	0	12335
EVM	27828A100	EATON VANCE INSURED CA MUNI BD FD	14-Jul-2022	Annual	1a)	DIRECTOR	Thomas E. Faust Jr.	For	No	96800	13-Jul-2022	96800	80388	0	16412
EVM	27828A100	EATON VANCE INSURED CA MUNI BD FD	14-Jul-2022	Annual	1a)	DIRECTOR	Cynthia E. Frost	For	No	96800	13-Jul-2022	96800	80637	0	16163
EVM	27828A100	EATON VANCE INSURED CA MUNI BD FD	14-Jul-2022	Annual	1a)	DIRECTOR	Scott E. Wennerholm	For	No	96800	13-Jul-2022	96800	80508	0	16292
EVM	27828A100	EATON VANCE INSURED CA MUNI BD FD	14-Jul-2022	Annual	1a)	DIRECTOR	Nancy A. Wiser	For	No	96800	13-Jul-2022	96800	80661	0	16139
MQY	09254F100	BLACKROCK MUNIYIELD QUALITY FUND	25-Jul-2022	Annual	1.	DIRECTOR	Cynthia L. Egan	For	No	62174	22-Jul-2022	62174	32911	0	29263
MQY	09254F100	BLACKROCK MUNIYIELD QUALITY FUND	25-Jul-2022	Annual	1.	DIRECTOR	Robert Fairbairn	For	No	62174	22-Jul-2022	62174	33181	0	28993
MQY	09254F100	BLACKROCK MUNIYIELD QUALITY FUND	25-Jul-2022	Annual	1.	DIRECTOR	Stayce D. Harris	For	No	62174	22-Jul-2022	62174	33231	0	28943
MUA	09254J102	BLACKROCK MUNIASSETS FD INC	25-Jul-2022	Annual	1.	DIRECTOR	Cynthia L. Egan	For	No	144878	22-Jul-2022	144878	90728	0	54150
MUA	09254J102	BLACKROCK MUNIASSETS FD INC	25-Jul-2022	Annual	1.	DIRECTOR	Robert Fairbairn	For	No	144878	22-Jul-2022	144878	91103	0	53775
MUA	09254J102	BLACKROCK MUNIASSETS FD INC	25-Jul-2022	Annual	1.	DIRECTOR	Stayce D. Harris	For	No	144878	22-Jul-2022	144878	90976	0	53902
MYI	09254E103	BLACKROCK MUNIYIELD INSURED FUND	25-Jul-2022	Annual	1.	DIRECTOR	Cynthia L. Egan	For	No	59591	22-Jul-2022	59591	27028	0	32563
MYI	09254E103	BLACKROCK MUNIYIELD INSURED FUND	25-Jul-2022	Annual	1.	DIRECTOR	Robert Fairbairn	For	No	59591	22-Jul-2022	59591	26995	0	32596
MYI	09254E103	BLACKROCK MUNIYIELD INSURED FUND	25-Jul-2022	Annual	1.	DIRECTOR	Stayce D. Harris	For	No	59591	22-Jul-2022	59591	27033	0	32558
MUC	09254L107	BLACKROCK MUNIHOLDINGS CA INSD FD INC	25-Jul-2022	Annual	1.	DIRECTOR	Cynthia L. Egan	For	No	47151	22-Jul-2022	47151	22343	0	24808
MUC	09254L107	BLACKROCK MUNIHOLDINGS CA INSD FD INC	25-Jul-2022	Annual	1.	DIRECTOR	Robert Fairbairn	For	No	47151	22-Jul-2022	47151	22181	0	24970
MUC	09254L107	BLACKROCK MUNIHOLDINGS CA INSD FD INC	25-Jul-2022	Annual	1.	DIRECTOR	Stayce D. Harris	For	No	47151	22-Jul-2022	47151	22324	0	24827
MUI	09253X102	BLACKROCK MUNI INTER DURATION FD INC	25-Jul-2022	Annual	1.	DIRECTOR	Cynthia L. Egan	For	No	199115	22-Jul-2022	199115	69586	0	129529
MUI	09253X102	BLACKROCK MUNI INTER DURATION FD INC	25-Jul-2022	Annual	1.	DIRECTOR	Robert Fairbairn	For	No	199115	22-Jul-2022	199115	69617	0	129498
MUI	09253X102	BLACKROCK MUNI INTER DURATION FD INC	25-Jul-2022	Annual	1.	DIRECTOR	Stayce D. Harris	For	No	199115	22-Jul-2022	199115	69958	0	129157
BFZ	09248E102	BLACKROCK CALIFORNIA MUNICIPAL INCOME TR	25-Jul-2022	Annual	1.	DIRECTOR	Cynthia L. Egan	For	No	151225	22-Jul-2022	151225	75412	0	75813
BFZ	09248E102	BLACKROCK CALIFORNIA MUNICIPAL INCOME TR	25-Jul-2022	Annual	1.	DIRECTOR	Robert Fairbairn	For	No	151225	22-Jul-2022	151225	75304	0	75921
BFZ	09248E102	BLACKROCK CALIFORNIA MUNICIPAL INCOME TR	25-Jul-2022	Annual	1.	DIRECTOR	Stayce D. Harris	For	No	151225	22-Jul-2022	151225	75393	0	75832
BNY	09248L106	BLACKROCK NY MUNICIPAL INCOME TRUST	25-Jul-2022	Annual	1.	DIRECTOR	Cynthia L. Egan	For	No	25766	22-Jul-2022	25766	24487	0	1279
BNY	09248L106	BLACKROCK NY MUNICIPAL INCOME TRUST	25-Jul-2022	Annual	1.	DIRECTOR	Robert Fairbairn	For	No	25766	22-Jul-2022	25766	24424	0	1342
BNY	09248L106	BLACKROCK NY MUNICIPAL INCOME TRUST	25-Jul-2022	Annual	1.	DIRECTOR	Stayce D. Harris	For	No	25766	22-Jul-2022	25766	24517	0	1249
BLE	09249N101	BLACKROCK MUNICIPAL INCOME TRUST II	25-Jul-2022	Annual	1.	DIRECTOR	Cynthia L. Egan	For	No	364812	22-Jul-2022	364812	335863	0	28949
BLE	09249N101	BLACKROCK MUNICIPAL INCOME TRUST II	25-Jul-2022	Annual	1.	DIRECTOR	Robert Fairbairn	For	No	364812	22-Jul-2022	364812	336210	0	28602
BLE	09249N101	BLACKROCK MUNICIPAL INCOME TRUST II	25-Jul-2022	Annual	1.	DIRECTOR	Stayce D. Harris	For	No	364812	22-Jul-2022	364812	335616	0	29196
MHD	09253N104	BLACKROCK MUNIHOLDINGS FUND, INC	25-Jul-2022	Annual	1.	DIRECTOR	Cynthia L. Egan	For	No	12844	22-Jul-2022	12844	7305	0	5539
MHD	09253N104	BLACKROCK MUNIHOLDINGS FUND, INC	25-Jul-2022	Annual	1.	DIRECTOR	Robert Fairbairn	For	No	12844	22-Jul-2022	12844	7391	0	5453
MHD	09253N104	BLACKROCK MUNIHOLDINGS FUND, INC	25-Jul-2022	Annual	1.	DIRECTOR	Stayce D. Harris	For	No	12844	22-Jul-2022	12844	7364	0	5480
MVF	09253R105	BLACKROCK MUNIVEST FUND INC	25-Jul-2022	Annual	1.	DIRECTOR	Cynthia L. Egan	For	No	509022	22-Jul-2022	509022	326280	0	182742
MVF	09253R105	BLACKROCK MUNIVEST FUND INC	25-Jul-2022	Annual	1.	DIRECTOR	Robert Fairbairn	For	No	509022	22-Jul-2022	509022	325502	0	183520
MVF	09253R105	BLACKROCK MUNIVEST FUND INC	25-Jul-2022	Annual	1.	DIRECTOR	Stayce D. Harris	For	No	509022	22-Jul-2022	509022	326480	0	182542
MYD	09253W104	BLACKROCK MUNIYIELD FUND	25-Jul-2022	Annual	1.	DIRECTOR	Cynthia L. Egan	For	No	285838	22-Jul-2022	285838	162429	0	123409
MYD	09253W104	BLACKROCK MUNIYIELD FUND	25-Jul-2022	Annual	1.	DIRECTOR	Robert Fairbairn	For	No	285838	22-Jul-2022	285838	166672	0	119166
MYD	09253W104	BLACKROCK MUNIYIELD FUND	25-Jul-2022	Annual	1.	DIRECTOR	Stayce D. Harris	For	No	285838	22-Jul-2022	285838	163272	0	122566
NRK	670656107	NUVEEN NY AMT-FREE QUALITY MUNI INC FD	05-Aug-2022	Annual	1c.	DIRECTOR	Judith M. Stockdale	For	No	163844	04-Aug-2022	163844	102412	0	61432
NRK	670656107	NUVEEN NY AMT-FREE QUALITY MUNI INC FD	05-Aug-2022	Annual	1c.	DIRECTOR	Carole E. Stone	For	No	163844	04-Aug-2022	163844	102466	0	61378
NRK	670656107	NUVEEN NY AMT-FREE QUALITY MUNI INC FD	05-Aug-2022	Annual	1c.	DIRECTOR	Margaret L. Wolff	For	No	163844	04-Aug-2022	163844	102991	0	60853
NZF	67070X101	NUVEEN MUNICIPAL CREDIT INCOME FUND	05-Aug-2022	Annual	1c.	DIRECTOR	Judith M. Stockdale	For	No	229144	04-Aug-2022	229144	215808	0	13336
NZF	67070X101	NUVEEN MUNICIPAL CREDIT INCOME FUND	05-Aug-2022	Annual	1c.	DIRECTOR	Carole E. Stone	For	No	229144	04-Aug-2022	229144	215847	0	13297
NZF	67070X101	NUVEEN MUNICIPAL CREDIT INCOME FUND	05-Aug-2022	Annual	1c.	DIRECTOR	Margaret L. Wolff	For	No	229144	04-Aug-2022	229144	216426	0	12718
OIA	46132X101	INVESCO MUNICIPAL INC OPPORTUNITIES TR	08-Aug-2022	Annual	1.	DIRECTOR	Cynthia Hostetler	For	No	37141	05-Aug-2022	37141	34971	0	2170
OIA	46132X101	INVESCO MUNICIPAL INC OPPORTUNITIES TR	08-Aug-2022	Annual	1.	DIRECTOR	Eli Jones	For	No	37141	05-Aug-2022	37141	34884	0	2257
OIA	46132X101	INVESCO MUNICIPAL INC OPPORTUNITIES TR	08-Aug-2022	Annual	1.	DIRECTOR	Ann Barnett Stern	For	No	37141	05-Aug-2022	37141	34905	0	2236
OIA	46132X101	INVESCO MUNICIPAL INC OPPORTUNITIES TR	08-Aug-2022	Annual	1.	DIRECTOR	Daniel S. Vandivort	For	No	37141	05-Aug-2022	37141	34713	0	2428
VKI	46132E103	INVESCO ADVANTAGE MUNICIPAL INC TRUST II	08-Aug-2022	Annual	1.	DIRECTOR	Cynthia Hostetler	For	No	29209	05-Aug-2022	29209	28191	0	1018
VKI	46132E103	INVESCO ADVANTAGE MUNICIPAL INC TRUST II	08-Aug-2022	Annual	1.	DIRECTOR	Eli Jones	For	No	29209	05-Aug-2022	29209	27932	0	1277
VKI	46132E103	INVESCO ADVANTAGE MUNICIPAL INC TRUST II	08-Aug-2022	Annual	1.	DIRECTOR	Ann Barnett Stern	For	No	29209	05-Aug-2022	29209	28091	0	1118
VKI	46132E103	INVESCO ADVANTAGE MUNICIPAL INC TRUST II	08-Aug-2022	Annual	1.	DIRECTOR	Daniel S. Vandivort	For	No	29209	05-Aug-2022	29209	27987	0	1222
VKQ	46131J103	INVESCO MUNICIPAL TRUST	08-Aug-2022	Annual	1.	DIRECTOR	Cynthia Hostetler	For	No	71651	05-Aug-2022	71651	65693	0	5958
VKQ	46131J103	INVESCO MUNICIPAL TRUST	08-Aug-2022	Annual	1.	DIRECTOR	Eli Jones	For	No	71651	05-Aug-2022	71651	65670	0	5981
VKQ	46131J103	INVESCO MUNICIPAL TRUST	08-Aug-2022	Annual	1.	DIRECTOR	Ann Barnett Stern	For	No	71651	05-Aug-2022	71651	65708	0	5943
VKQ	46131J103	INVESCO MUNICIPAL TRUST	08-Aug-2022	Annual	1.	DIRECTOR	Daniel S. Vandivort	For	No	71651	05-Aug-2022	71651	66583	0	5068
VMO	46132C107	INVESCO MUNICIPAL OPPORTUNITY TRUST	08-Aug-2022	Annual	1.	DIRECTOR	Cynthia Hostetler	For	No	171591	05-Aug-2022	171591	158251	0	13340
VMO	46132C107	INVESCO MUNICIPAL OPPORTUNITY TRUST	08-Aug-2022	Annual	1.	DIRECTOR	Eli Jones	For	No	171591	05-Aug-2022	171591	158180	0	13411
VMO	46132C107	INVESCO MUNICIPAL OPPORTUNITY TRUST	08-Aug-2022	Annual	1.	DIRECTOR	Ann Barnett Stern	For	No	171591	05-Aug-2022	171591	158293	0	13298
VMO	46132C107	INVESCO MUNICIPAL OPPORTUNITY TRUST	08-Aug-2022	Annual	1.	DIRECTOR	Daniel S. Vandivort	For	No	171591	05-Aug-2022	171591	160760	0	10831
VTN	46131T101	INVESCO TR FOR INV GRADE NY MUNICIPALS	08-Aug-2022	Annual	1.	DIRECTOR	Cynthia Hostetler	For	No	194715	05-Aug-2022	194715	122784	0	71931
VTN	46131T101	INVESCO TR FOR INV GRADE NY MUNICIPALS	08-Aug-2022	Annual	1.	DIRECTOR	Eli Jones	For	No	194715	05-Aug-2022	194715	122837	0	71878
VTN	46131T101	INVESCO TR FOR INV GRADE NY MUNICIPALS	08-Aug-2022	Annual	1.	DIRECTOR	Ann Barnett Stern	For	No	194715	05-Aug-2022	194715	122644	0	72071
VTN	46131T101	INVESCO TR FOR INV GRADE NY MUNICIPALS	08-Aug-2022	Annual	1.	DIRECTOR	Daniel S. Vandivort	For	No	194715	05-Aug-2022	194715	122808	0	71907
FMN	31423P108	FEDERATED FUND	09-Sep-2022	Annual	1.	DIRECTOR	Maureen Lally-Green	For	No	47889	08-Sep-2022	47889	44521	0	3368
FMN	31423P108	FEDERATED FUND	09-Sep-2022	Annual	1.	DIRECTOR	Thomas M. O'Neill	For	No	47889	08-Sep-2022	47889	44183	0	3706
MIO	723760104	PIONEER MUNICIPAL HIGH INCOME OPPORTUNIT	15-Sep-2022	Annual	1.1	Election of Director to serve until the third annual meeting: John E. Baumgardner, Jr.		For	No	171189	14-Sep-2022	171189	122010	46930	2249
MIO	723760104	PIONEER MUNICIPAL HIGH INCOME OPPORTUNIT	15-Sep-2022	Annual	1.2	Election of Director to serve until the third annual meeting: Lisa M. Jones		For	No	171189	14-Sep-2022	171189	122287	46740	2162
MIO	723760104	PIONEER MUNICIPAL HIGH INCOME OPPORTUNIT	15-Sep-2022	Annual	1.3	Election of Director to serve until the third annual meeting: Lorraine H. Monchak		For	No	171189	14-Sep-2022	171189	106555	62472	2162
MAV	723762100	PIONEER MUNICIPAL HIGH INCOME ADVANTAGE	15-Sep-2022	Annual	1.2	Election of Director to serve until the third annual meeting: Lisa M. Jones		For	No	415528	14-Sep-2022	415528	386707	23764	5057
MAV	723762100	PIONEER MUNICIPAL HIGH INCOME ADVANTAGE	15-Sep-2022	Annual	1.3	Election of Director to serve until the third annual meeting: Lorraine H. Monchak		For	No	415528	14-Sep-2022	415528	372974	37194	5360
MHI	723763108	PIONEER MUNICIPAL HIGH INCOME TRUST	15-Sep-2022	Annual	1.2	Election of Director to serve until the third annual meeting: Lisa M. Jones		For	No	439010	14-Sep-2022	439010	392462	42290	4258
MHI	723763108	PIONEER MUNICIPAL HIGH INCOME TRUST	15-Sep-2022	Annual	1.3	Election of Director to serve until the third annual meeting: Lorraine H. Monchak		For	No	439010	14-Sep-2022	439010	352240	81520	5251
NBH	64124P101	NEUBERGER BERMAN INTERM MUNI FD	16-Sep-2022	Annual	1a.	Election of Class II Director: Michael J. Cosgrove		For	No	173096	15-Sep-2022	173096	156886	0	16210
NBH	64124P101	NEUBERGER BERMAN INTERM MUNI FD	16-Sep-2022	Annual	1b.	Election of Class II Director: Deborah C. McLean		For	No	173096	15-Sep-2022	173096	157298	0	15798
KSM	23342Q101	DWS FUNDS	23-Sep-2022	Annual	1.	DIRECTOR	Chad D. Perry	For	No	84615	22-Sep-2022	84615	80104	0	4511
KSM	23342Q101	DWS FUNDS	23-Sep-2022	Annual	1.	DIRECTOR	Catherine Schrand	For	No	84615	22-Sep-2022	84615	80288	0	4327
KTF	233368109	DWS FUNDS	23-Sep-2022	Annual	1.	DIRECTOR	Chad D. Perry	For	No	312284	22-Sep-2022	312284	260567	0	51717
KTF	233368109	DWS FUNDS	23-Sep-2022	Annual	1.	DIRECTOR	Catherine Schrand	For	No	312284	22-Sep-2022	312284	260619	0	51665
RFMZ	76883Y107	ALPS FUND SERVICES	23-Sep-2022	Annual	1f.	DIRECTOR	J. Wayne Hutchens	For	No	91174	22-Sep-2022	91174	87950	0	3224
RFMZ	76883Y107	ALPS FUND SERVICES	23-Sep-2022	Annual	1f.	DIRECTOR	David M. Swanson	For	No	91174	22-Sep-2022	91174	87936	0	3238
RFM	76883H104	RIVERNORTH FLEXIBLE MUNICIPAL INCOME	23-Sep-2022	Annual	1e.	DIRECTOR	J. Wayne Hutchens	For	No	23721	22-Sep-2022	23721	22728	0	993
RFM	76883H104	RIVERNORTH FLEXIBLE MUNICIPAL INCOME	23-Sep-2022	Annual	1e.	DIRECTOR	David M. Swanson	For	No	23721	22-Sep-2022	23721	22815	0	906
CMU	59318E102	MFS HIGH YIELD MUNICIPAL TRUST FD	06-Oct-2022	Annual	1b.	DIRECTOR	Maureen R. Goldfarb	For	No	579987	05-Oct-2022	579987	528142	0	51845
CMU	59318E102	MFS HIGH YIELD MUNICIPAL TRUST FD	06-Oct-2022	Annual	1b.	DIRECTOR	Maryanne L. Roepke	For	No	579987	05-Oct-2022	579987	527930	0	52057
CXE	59318D104	MFS HIGH INCOME MUNICIPAL TRUST FD	06-Oct-2022	Annual	1b.	DIRECTOR	Maureen R. Goldfarb	For	No	191611	05-Oct-2022	191611	183742	0	7869
CXE	59318D104	MFS HIGH INCOME MUNICIPAL TRUST FD	06-Oct-2022	Annual	1b.	DIRECTOR	Maryanne L. Roepke	For	No	191611	05-Oct-2022	191611	176703	0	14908
CXH	59318B108	MFS INVESTMENT GRADE MUNICIPAL TRUST	06-Oct-2022	Annual	1b.	DIRECTOR	Maureen R. Goldfarb	For	No	141272	05-Oct-2022	141272	116679	0	24593
CXH	59318B108	MFS INVESTMENT GRADE MUNICIPAL TRUST	06-Oct-2022	Annual	1b.	DIRECTOR	Maryanne L. Roepke	For	No	141272	05-Oct-2022	141272	116807	0	24465
MFM	552738106	MFS MUNICIPAL INCOME TRUST	06-Oct-2022	Annual	1b.	DIRECTOR	Maureen R. Goldfarb	For	No	515678	05-Oct-2022	515678	482626	0	33052
MFM	552738106	MFS MUNICIPAL INCOME TRUST	06-Oct-2022	Annual	1b.	DIRECTOR	Maryanne L. Roepke	For	No	515678	05-Oct-2022	515678	447866	0	67812
MMU	95766M105	LEGG MASON	21-Oct-2022	Annual	1.1	Election of Class II Director to serve until the 2025 Annual Meeting: Daniel P. Cronin		For	No	694661	20-Oct-2022	694661	668090	20305	6266
MMU	95766M105	LEGG MASON	21-Oct-2022	Annual	1.2	Election of Class II Director to serve until the 2025 Annual Meeting: Eileen A. Kamerick		For	No	694661	20-Oct-2022	694661	671654	17214	5793
MMU	95766M105	LEGG MASON	21-Oct-2022	Annual	2.	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending May 31, 2023.		For	No	694661	20-Oct-2022	694661	676607	12539	5516
NQP	670972108	NUVEEN PENNSYLVANIA QLTY MUNI INC FD INC	18-Nov-2022	Annual	1a.	DIRECTOR	Judith M. Stockdale	For	No	35630	17-Nov-2022	35630	33505	0	2125
NQP	670972108	NUVEEN PENNSYLVANIA QLTY MUNI INC FD INC	18-Nov-2022	Annual	1a.	DIRECTOR	Carole E. Stone	For	No	35630	17-Nov-2022	35630	33553	0	2077
NQP	670972108	NUVEEN PENNSYLVANIA QLTY MUNI INC FD INC	18-Nov-2022	Annual	1a.	DIRECTOR	Margaret L. Wolff	For	No	35630	17-Nov-2022	35630	33837	0	1793
NUO	670980101	NUVEEN OHIO QUALITY MUNICIPAL INCOME FD	18-Nov-2022	Annual	1a.	DIRECTOR	Judith M. Stockdale	For	No	228231	17-Nov-2022	228231	178942	0	49289
NUO	670980101	NUVEEN OHIO QUALITY MUNICIPAL INCOME FD	18-Nov-2022	Annual	1a.	DIRECTOR	Carole E. Stone	For	No	228231	17-Nov-2022	228231	179110	0	49121
NUO	670980101	NUVEEN OHIO QUALITY MUNICIPAL INCOME FD	18-Nov-2022	Annual	1a.	DIRECTOR	Margaret L. Wolff	For	No	228231	17-Nov-2022	228231	178904	0	49327
PMX	72201A103	PIMCO MUNICIPAL INCOME FUND III	16-Dec-2022	Annual	1.1	Election of Trustee: Alan Rappaport		For	No	78416	15-Dec-2022	78416	72583	0	5833
PMX	72201A103	PIMCO MUNICIPAL INCOME FUND III	16-Dec-2022	Annual	1.2	Election of Trustee: Kathleen McCartney		For	No	78416	15-Dec-2022	78416	73301	0	5115
DTF	23334J107	DTF TAX-FREE INCOME FUND INC.	06-Mar-2023	Annual	1e.	DIRECTOR	Mareilé B. Cusack	For	No	152335	03-Mar-2023	152335	143833	0	8502
DTF	23334J107	DTF TAX-FREE INCOME FUND INC.	06-Mar-2023	Annual	1e.	DIRECTOR	David J. Vitale	For	No	152335	03-Mar-2023	152335	136062	0	16273
EVN	27826U108	EATON VANCE MUNICIPAL INCOME TRUST	16-Mar-2023	Annual	1A.	DIRECTOR	Alan C. Bowser	For	No	559857	15-Mar-2023	559857	520100	0	39757
EVN	27826U108	EATON VANCE MUNICIPAL INCOME TRUST	16-Mar-2023	Annual	1A.	DIRECTOR	Keith Quinton	For	No	559857	15-Mar-2023	559857	514787	0	45070
EVN	27826U108	EATON VANCE MUNICIPAL INCOME TRUST	16-Mar-2023	Annual	1A.	DIRECTOR	Marcus L. Smith	For	No	559857	15-Mar-2023	559857	523459	0	36398
EVN	27826U108	EATON VANCE MUNICIPAL INCOME TRUST	16-Mar-2023	Annual	1A.	DIRECTOR	Nancy A. Wiser	For	No	559857	15-Mar-2023	559857	517356	0	42501
AFB	01864U106	ALLIANCEBERNSTEIN NAT MUNI INCOME FD INC	29-Mar-2023	Annual	1.1	Election of Class Two Director: Onur Erzan		For	No	112407	28-Mar-2023	112407	96025	15177	1205
AFB	01864U106	ALLIANCEBERNSTEIN NAT MUNI INCOME FD INC	29-Mar-2023	Annual	2.	To ratify the appointment of Ernst & Young LLP as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2023.		For	No	112407	28-Mar-2023	112407	84198	27644	564
SBI	958435109	WESTERN ASSET INTERMEDIATE MUNI FUND	14-Apr-2023	Annual	1.1	Election of Class III Director to serve until the 2026 Annual: Daniel P. Cronin		For	No	187215	13-Apr-2023	187215	159767	25817	1631
SBI	958435109	WESTERN ASSET INTERMEDIATE MUNI FUND	14-Apr-2023	Annual	1.2	Election of Class III Director to serve until the 2026 Annual: Nisha Kumar		For	No	187215	13-Apr-2023	187215	159693	25999	1524
SBI	958435109	WESTERN ASSET INTERMEDIATE MUNI FUND	14-Apr-2023	Annual	2.	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending November 30, 2023.		For	No	187215	13-Apr-2023	187215	186139	552	524
MNP	95766P108	WESTERN ASSET MUNI PARTNERS FD INC.	14-Apr-2023	Annual	1.1	Election of Class II Director to serve until the 2026 Annual Meeting: Daniel P. Cronin		For	No	79368	13-Apr-2023	79368	71766	5408	2194
MNP	95766P108	WESTERN ASSET MUNI PARTNERS FD INC.	14-Apr-2023	Annual	1.2	Election of Class II Director to serve until the 2026 Annual Meeting: Paolo M. Cucchi		For	No	79368	13-Apr-2023	79368	71835	5505	2028
MNP	95766P108	WESTERN ASSET MUNI PARTNERS FD INC.	14-Apr-2023	Annual	2.	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending November 30, 2023.		For	No	79368	13-Apr-2023	79368	77035	766	1568
NMCO	670663103	NUVEEN FUNDS	08-May-2023	Annual	1a.	DIRECTOR	Robert L. Young*	For	No	32700	05-May-2023	32700	31744	0	956
NMCO	670663103	NUVEEN FUNDS	08-May-2023	Annual	1a.	DIRECTOR	Amy B.R. Lancellotta**	For	No	32700	05-May-2023	32700	31824	0	876
NMCO	670663103	NUVEEN FUNDS	08-May-2023	Annual	1a.	DIRECTOR	John K. Nelson**	For	No	32700	05-May-2023	32700	31551	0	1149
NMCO	670663103	NUVEEN FUNDS	08-May-2023	Annual	1a.	DIRECTOR	Terence J. Toth**	For	No	32700	05-May-2023	32700	31565	0	1135
LEO	05588W108	BNY MELLON STRATEGIC MUNICIPALS INC	14-Jun-2023	Annual	1.1	Election of Class II Director: Alan H. Howard		For	No	510100	13-Jun-2023	510100	478785	0	31315
DMF	05589T104	BNY MELLON MUNICIPAL INCOME FUND INC	14-Jun-2023	Annual	1.	DIRECTOR	Joseph S. DiMartino*	For	No	545688	13-Jun-2023	545688	366997	0	178691
DMF	05589T104	BNY MELLON MUNICIPAL INCOME FUND INC	14-Jun-2023	Annual	1.	DIRECTOR	Andrew J. Donohue*	For	No	545688	13-Jun-2023	545688	380622	0	165066
DMF	05589T104	BNY MELLON MUNICIPAL INCOME FUND INC	14-Jun-2023	Annual	1.	DIRECTOR	Isabel P. Dunst*	For	No	545688	13-Jun-2023	545688	380538	0	165150
DSM	09662E109	BNY MELLON STRATEGIC MUNICIPAL BD FD INC	14-Jun-2023	Annual	1.	DIRECTOR	Joan L. Gulley*	For	No	610111	13-Jun-2023	610111	538937	0	71174
DSM	09662E109	BNY MELLON STRATEGIC MUNICIPAL BD FD INC	14-Jun-2023	Annual	1.	DIRECTOR	Burton N. Wallack*	For	No	610111	13-Jun-2023	610111	525488	0	84623

Form N-PX
Fund Name:	Robinson Opportunistic Income Fund
Reporting Period	July 1, 2022 - June 30, 2023

Ticker Symbol	Security ID	Company Name	Meeting Date	Meeting Type	Proposal Label	Proposal Long Text	Director Name	Management Recommendation	Voted with Management	Ballat Shares	Vote Date	Voted Shares	Shares Voted "FOR"	Shares Voted "AGAINST"	Shares Voted "ABSTAIN"
NCZ	92838U108	ALLIANZGI CONV & INCOME FD II	12-Jul-2022	Annual	1j.	Election of Class I Trustee: William B. Ogden, IV		For	No	131661	11-Jul-2022	131661	116049	0	15612
NCZ	92838U108	ALLIANZGI CONV & INCOME FD II	12-Jul-2022	Annual	1k.	Election of Class I Trustee: Alan Rappaport		For	No	131661	11-Jul-2022	131661	116482	0	15179
NCZ	92838U108	ALLIANZGI CONV & INCOME FD II	12-Jul-2022	Annual	1l.	Election of Class I Trustee: Brian T. Zino		For	No	131661	11-Jul-2022	131661	125019	0	6642
DHF	09660L105	BNY MELLON HIGH YIELD STRATEGIES FUND	16-Aug-2022	Annual	1.	DIRECTOR	Bradley J. Skapyak	For	No	94686	15-Aug-2022	94686	88075	0	6611
DHF	09660L105	BNY MELLON HIGH YIELD STRATEGIES FUND	16-Aug-2022	Annual	1.	DIRECTOR	Roslyn M. Watson	For	No	94686	15-Aug-2022	94686	86599	0	8087
DHF	09660L105	BNY MELLON HIGH YIELD STRATEGIES FUND	16-Aug-2022	Annual	1.	DIRECTOR	Benaree Pratt Wiley	For	No	94686	15-Aug-2022	94686	86466	0	8220
LAAA	G53521103	LAKESHORE AQUISITION I CORP.	07-Sep-2022	Special	1.	Extension Proposal - Approval of an amendment to the company's amended and restated memorandum & AOA (together, the "Existing Charter") (i) extend from September 15, 2022 ("Original Termination Date") to December 15, 2022 ("Extended Date"), date by which, if the company has not consummated a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination involving one or more businesses or entities.		For	No	34033	06-Sep-2022	34033	30355	3678	0
LAAA	G53521103	LAKESHORE AQUISITION I CORP.	07-Sep-2022	Special	2.	Adjournment Proposal- Approval of adjournment of the General Meeting by the chairman thereof to a later date, if necessary, under certain circumstances, to solicit additional proxies for purpose of approving extension proposal, to amended extension proposal, or to allow reasonable additional time for filing or mailing of any supplemental or amended disclosure that the company has determined in good faith after consultation with outside legal counsel is required under applicable law and for such supplemental or amended.		For	No	34033	06-Sep-2022	34033	28559	5474	0
PHT	72369H106	PIONEER HIGH INCOME TRUST	15-Sep-2022	Annual	1.1	Election of Director to serve until the third annual meeting: John E. Baumgardner, Jr.		For	No	76228	14-Sep-2022	76228	70762	3680	1786
PHT	72369H106	PIONEER HIGH INCOME TRUST	15-Sep-2022	Annual	1.2	Election of Director to serve until the third annual meeting: Lisa M. Jones		For	No	76228	14-Sep-2022	76228	70325	4048	1855
PHT	72369H106	PIONEER HIGH INCOME TRUST	15-Sep-2022	Annual	1.3	Election of Director to serve until the third annual meeting: Lorraine H. Monchak		For	No	76228	14-Sep-2022	76228	70161	4136	1931
BRW	78518H202	SABA CAPITAL INCOME FUND	23-Sep-2022	Annual	1.	DIRECTOR	Thomas Bumbolow	For	No	58307	22-Sep-2022	58307	55929	0	2378
BRW	78518H202	SABA CAPITAL INCOME FUND	23-Sep-2022	Annual	1.	DIRECTOR	Karen Caldwell	For	No	58307	22-Sep-2022	58307	56070	0	2237
BRW	78518H202	SABA CAPITAL INCOME FUND	23-Sep-2022	Annual	1.	DIRECTOR	Ketu Desai	For	No	58307	22-Sep-2022	58307	56048	0	2259
BRW	78518H202	SABA CAPITAL INCOME FUND	23-Sep-2022	Annual	1.	DIRECTOR	Kieran Goodwin	For	No	58307	22-Sep-2022	58307	56068	0	2239
BRW	78518H202	SABA CAPITAL INCOME FUND	23-Sep-2022	Annual	1.	DIRECTOR	Aditya Bindal	For	No	58307	22-Sep-2022	58307	55981	0	2326
BRW	78518H202	SABA CAPITAL INCOME FUND	23-Sep-2022	Annual	1.	DIRECTOR	Andrew Kellerman	For	No	58307	22-Sep-2022	58307	55886	0	2421
GIAU	37519U208	GIGCAPITAL5, INC.	23-Sep-2022	Special	1.	Charter Amendment: Amend the Company's Amended and Restated Certificate of Incorporation, giving the Company the right to extend the date by which it has to consummate a business combination six (6) times for an additional one (1) month each time, from September 28, 2022 to March 28, 2023 (i.e., for a period of time ending 18 months from the consummation of its initial public offering), provided that the Sponsor (or its designees) must deposit into the Trust Account for each one- month extension funds equal to $160,000.		For	No	5000	22-Sep-2022	5000	4982	18	0
GIAU	37519U208	GIGCAPITAL5, INC.	23-Sep-2022	Special	2.	Trust Amendment: Amend the Company's investment management trust agreement, dated as of September 23, 2021, by and between the Company and Continental Stock Transfer & Trust Company, allowing the Company to (a) extend the Combination Period six (6) times for an additional one (1) month each time from September 28, 2022 to March 28, 2023 by depositing into the Trust Account for each one-month extension, the sum of $160,000.		For	No	5000	22-Sep-2022	5000	4982	18	0
PAQC	G7282L100	PROVIDENT ACQUISITION CORP.	25-Oct-2022	Special	1.	The Business Combination Proposal: as an ordinary resolution, that the Agreement and Plan of Merger, dated as of March 3, 2022 by and among Provident, Perfect Corp., a Cayman Islands exempted company with limited liability ("Perfect"), Beauty Corp., a Cayman Islands exempted company with limited liability and a wholly owned subsidiary of Perfect (the "Merger Sub 1"), and Fashion Corp., a Cayman Islands exempted company with limited liability and a wholly owned subsidiary of Perfect (the "Merger ...(due to space limits, see proxy material for full proposal).		For	No	35000	24-Oct-2022	35000	26676	6859	1465
PAQC	G7282L100	PROVIDENT ACQUISITION CORP.	25-Oct-2022	Special	2.	The Merger Proposal: as a special resolution, that the First Plan of Merger, a copy of which is attached to the accompanying proxy statement as Annex C and will be produced and made available for inspection at the Meeting, and any and all transactions provided for in the First Plan of Merger, including, without limitation (a) the First Merger, (b) from the effective time of the First Merger (the "First Merger Effective Time"), the amendment and restatement of the existing memorandum ...(due to space limits, see proxy material for full proposal).		For	No	35000	24-Oct-2022	35000	26676	6859	1465
PAQC	G7282L100	PROVIDENT ACQUISITION CORP.	25-Oct-2022	Special	3.	The Share Issuance Proposal: as an ordinary resolution, that for purposes of complying with applicable Nasdaq listing rules, the issuance of 20% or more of issued and outstanding ordinary shares of Provident (the "Provident Ordinary Shares") in connection with the Business Combination and related financing, be approved and authorized in all respects.		For	No	35000	24-Oct-2022	35000	23805	9730	1465
PAQC	G7282L100	PROVIDENT ACQUISITION CORP.	25-Oct-2022	Special	4.	The Adjournment Proposal: as an ordinary resolution, that the Meeting be adjourned to a later date or dates to be determined by the chairman of the Meeting, (a) if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Meeting, there are not sufficient votes to approve any of the other proposals presented to shareholders for vote, (b) to the extent necessary, to ensure that any required supplement or amendment to the accompanying ...(due to space limits, see proxy material for full proposal).		For	No	35000	24-Oct-2022	35000	26676	6859	1465
NCZ	92838U108	ALLIANZGI CONV & INCOME FD II	10-Nov-2022	Special	1.	Approval of the new Subadvisory Agreement by and among each Fund, Virtus Investment Advisers, Inc. and Voya Investment Management Co. LLC.		For	No	131661	26-Sep-2022	131661	121281	4609	5771
NCZ	92838U108	ALLIANZGI CONV & INCOME FD II	10-Nov-2022	Special	2.	To consider and vote upon such other matters, including adjournments, as may properly come before the Meeting or any adjournments thereof.		For	No	131661	26-Sep-2022	131661	80555	44578	6528
OHPA	68626A108	ORION ACQUISITION CORP.	21-Nov-2022	Special	1.	Charter Amendment Proposal - To permit the Company to liquidate & wind up early by amending the Charter to (i) change the date by which the Company must consummate an initial business combination, from 03/04/2023 to 12/01/2022 (ii) remove the Redemption Limitation (as defined in the Charter) to allow the Company to redeem Public Shares notwithstanding fact that such redemption would result in the Company having net tangible assets of less than $5,000,001, (iii) allow the Company to remove up to $100,000 of interest.		For	No	24815	18-Nov-2022	24815	24815	0	0
OHPA	68626A108	ORION ACQUISITION CORP.	21-Nov-2022	Special	2.	Adjournment Proposal - To adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are insufficient votes from the holders of shares of the Company's Common Stock to approve the Charter Amendment Proposal or if otherwise determined by the chairperson of the Special Meeting to be necessary or appropriate.		For	No	24815	18-Nov-2022	24815	24795	20	0
OTEC	675507107	OCEANTECH ACQUISITIONS I CORP.	29-Nov-2022	Special	1.	Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to complete a business combination from 12/02/2022 to 06/02/2023, or such earlier date as determined by the Board of Directors, provided that Sponsor (or its affiliates or permitted designees) will deposit into Trust Account $125,000 for each such 1 month extension until 06/02/2023, unless the closing of the Company's initial business combination shall have occurred, which we refer to as "Extension Amendment Proposal."		For	No	28646	22-Nov-2022	28646	27105	1541	0
OTEC	675507107	OCEANTECH ACQUISITIONS I CORP.	29-Nov-2022	Special	2.	Trust Amendment Proposal: Amend the Company's investment management trust agreement, dated as of May 27, 2021, by and between the Company and Continental Stock Transfer & Trust Company, (i) allowing the Company to extend the business combination period from December 2, 2022 to June 2, 2023 and (ii) updating certain defined terms in the Trust Agreement.		For	No	28646	22-Nov-2022	28646	27105	1541	0
OTEC	675507107	OCEANTECH ACQUISITIONS I CORP.	29-Nov-2022	Special	3.	Adjournment Proposal: Approve the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Amendment Proposal and the Trust Amendment Proposal, which we refer to as the "Adjournment Proposal."		For	No	28646	22-Nov-2022	28646	27123	1523	0
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	1)	The Business Combination Proposal - To approve and adopt the Agreement and Plan of Merger, dated as of May 11, 2022 (as it may be amended and/or restated from time to time, the "Merger Agreement"), by and among InterPrivate II, Getaround, Inc. ("Getaround"), TMPST Merger Sub I Inc. ("Merger Sub I") and TMPST Merger Sub II LLC ("Merger Sub II"), and the transactions contemplated thereby (the "Business Combination").		For	No	22786	06-Dec-2022	22786	22786	0	0
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	2)	The Charter Amendment Proposal - To adopt the proposed amended and restated certificate of incorporation of InterPrivate II attached as Annex B to the proxy statement/prospectus (the "Proposed Certificate of Incorporation").		For	No	22786	06-Dec-2022	22786	22764	22	0
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	3a)	The Governance Proposal - To approve, on a non-binding advisory basis, the following nine separate governance sub-proposals relating to the following material differences between InterPrivate II's current amended and restated certificate of incorporation and the Proposed Certificate of Incorporation: To change the name of InterPrivate II to "Getaround, Inc." from the current name of "InterPrivate II Acquisition Corp."		For	No	22786	06-Dec-2022	22786	22645	0	140
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	3b)	The Governance Proposal - To approve, on a non-binding advisory basis, the following nine separate governance sub-proposals relating to the following material differences between InterPrivate II's current amended and restated certificate of incorporation and the Proposed Certificate of Incorporation: To eliminate certain provisions related to InterPrivate II's status as a special purpose acquisition company that will no longer be relevant following the closing of the Business Combination.		For	No	22786	06-Dec-2022	22786	22643	2	141
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	3c)	The Governance Proposal - To approve, on a non-binding advisory basis, the following nine separate governance sub-proposals relating to the following material differences between InterPrivate II's current amended and restated certificate of incorporation and the Proposed Certificate of Incorporation: To increase the number of authorized shares of capital stock of InterPrivate II from 401,000,000 to 1,020,000,000 shares, consisting of 1,000,000,000 shares of common stock and 20,000,000 shares of preferred stock.		For	No	22786	06-Dec-2022	22786	16628	6017	141
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	3d)	The Governance Proposal - To approve, on a non-binding advisory basis, the following nine separate governance sub-proposals relating to the following material differences between InterPrivate II's current amended and restated certificate of incorporation and the Proposed Certificate of Incorporation: To eliminate the rights and privileges of InterPrivate II Class B common stock and redesignate InterPrivate II Class A and Class B common stock as a single class of common stock.		For	No	22786	06-Dec-2022	22786	22643	3	141
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	3e)	The Governance Proposal - To approve, on a non-binding advisory basis, the following nine separate governance sub-proposals relating to the following material differences between InterPrivate II's current amended and restated certificate of incorporation and the Proposed Certificate of Incorporation: To increase the required voting thresholds to approve amendments to the bylaws and certain provisions of the Proposed Certificate of Incorporation of InterPrivate II.		For	No	22786	06-Dec-2022	22786	22588	57	141
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	3f)	The Governance Proposal - To approve, on a non-binding advisory basis, the following nine separate governance sub-proposals relating to the following material differences between InterPrivate II's current amended and restated certificate of incorporation and the Proposed Certificate of Incorporation: To require a supermajority vote for the removal of directors for cause.		For	No	22786	06-Dec-2022	22786	16606	6039	141
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	3g)	The Governance Proposal - To approve, on a non-binding advisory basis, the following nine separate governance sub-proposals relating to the following material differences between InterPrivate II's current amended and restated certificate of incorporation and the Proposed Certificate of Incorporation: To eliminate the ability of stockholders to act by written consent.		For	No	22786	06-Dec-2022	22786	16606	6039	141
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	3h)	The Governance Proposal - To approve, on a non-binding advisory basis, the following nine separate governance sub-proposals relating to the following material differences between InterPrivate II's current amended and restated certificate of incorporation and the Proposed Certificate of Incorporation: To remove the provision renouncing the corporate opportunity doctrine		For	No	22786	06-Dec-2022	22786	22643	3	141
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	3i)	The Governance Proposal - To approve, on a non-binding advisory basis, the following nine separate governance sub-proposals relating to the following material differences between InterPrivate II's current amended and restated certificate of incorporation and the Proposed Certificate of Incorporation: To modify the exclusive forum provision.		For	No	22786	06-Dec-2022	22786	16629	6017	141
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	4)	DIRECTOR	Sam Zaid	For	No	22786	06-Dec-2022	22786	22783	0	3
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	4)	DIRECTOR	Bruno Bowden	For	No	22786	06-Dec-2022	22786	17735	0	5051
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	4)	DIRECTOR	Ahmed M. Fattouh	For	No	22786	06-Dec-2022	22786	22773	0	13
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	4)	DIRECTOR	Ravi Narula	For	No	22786	06-Dec-2022	22786	22783	0	3
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	4)	DIRECTOR	Jeffrey Russakow	For	No	22786	06-Dec-2022	22786	22783	0	3
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	4)	DIRECTOR	Neil S. Suslak	For	No	22786	06-Dec-2022	22786	22783	0	3
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	5)	The Equity Incentive Plan Proposal - To approve and adopt the Getaround, Inc. 2022 Equity Incentive Plan established to be effective after the closing of the Business Combination.		For	No	22786	06-Dec-2022	22786	21727	992	67
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	6)	The Employee Stock Purchase Plan Proposal - To approve and adopt the Getaround, Inc. 2022 Employee Stock Purchase Plan established to be effective after the closing of the Business Combination.		For	No	22786	06-Dec-2022	22786	22717	3	66
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	7)	The NYSE Proposal - To approve, for purposes of complying with applicable listing rules of the New York Stock Exchange, the issuance of shares of Class A common stock to the Getaround equityholders in the Business Combination, the allocation of escrow shares and potential issuance of earnout shares, and the issuance of Class A common stock to certain investors upon future conversion of convertible notes issued in a private placement to be consummated concurrently with the closing ...(due to space limits, see proxy material for full proposal).		For	No	22786	06-Dec-2022	22786	22783	3	0
IPVA	46064Q108	INTERPRIVATE II ACQUISITION CORP.	07-Dec-2022	Special	8)	The Adjournment Proposal - To authorize the adjournment of the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the special meeting, there are not sufficient votes to approve one or more proposals presented to stockholders for vote or public stockholders of InterPrivate II have elected to redeem an amount of public shares such that the minimum available cash condition to the obligation to the closing of the Business Combination would not be satisfied.		For	No	22786	06-Dec-2022	22786	22783	3	0
DHBC	23291W109	DHB CAPITAL CORP.	08-Dec-2022	Special	1.	To approve the adoption of an amendment to the Company's Charter as set forth in Annex A of the accompanying proxy statement to change the date by which the company must either (i) consummate a business combination or (ii) cease all operations, except for winding up and redeeming shares, from March 4, 2023 to such date as shall be determined by the Board, but no later than December 30, 2022.		For	No	3626	07-Dec-2022	3626	3614	4	8
DHBC	23291W109	DHB CAPITAL CORP.	08-Dec-2022	Special	2.	To approve the adoption of an amendment to the Investment Management Trust Agreement, dated March 1, 2021, by and between the Company and Continental Stock Transfer & Trust Company, as trustee, as set forth in Annex B of the accompanying proxy statement, to change the date on which Continental must commence liquidation of the trust account from March 4, 2023 to such date as shall be determined by the Board, but no later than December 30, 2022.		For	No	3626	07-Dec-2022	3626	3616	3	8
DHBC	23291W109	DHB CAPITAL CORP.	08-Dec-2022	Special	3.	To approve the adjournment of the Special Meeting from time to time, if necessary, to solicit additional proxies in favor of Proposal No. 1 and/or Proposal No. 2 or if otherwise determined by the chairperson of the Special Meeting to be necessary or appropriate.		For	No	3626	07-Dec-2022	3626	3612	6	8
SPE	84741T104	SPECIAL OPPORTUNITIES FUND, INC	14-Dec-2022	Annual	1.	DIRECTOR	Mr. Andrew Dakos	For	No	42338	13-Dec-2022	42338	38503	0	3835
SPE	84741T104	SPECIAL OPPORTUNITIES FUND, INC	14-Dec-2022	Annual	1.	DIRECTOR	Mr. Ben Harris	For	No	42338	13-Dec-2022	42338	40591	0	1747
SPE	84741T104	SPECIAL OPPORTUNITIES FUND, INC	14-Dec-2022	Annual	1.	DIRECTOR	Mr. Gerald Hellerman	For	No	42338	13-Dec-2022	42338	38434	0	3904
SPE	84741T104	SPECIAL OPPORTUNITIES FUND, INC	14-Dec-2022	Annual	1.	DIRECTOR	Mr. Charles Walden	For	No	42338	13-Dec-2022	42338	40583	0	1755
AMPI	00777J109	ADVANCED MERGER PARTNERS, INC.	14-Dec-2022	Special	1.	Charter Amendment Proposal - To adopt an amendment to our amended and restated certificate of incorporation in the form attached to the Accompanying proxy statement as Annex A to (i) accelerate the date by which we must consummate our initial business combination from March 4, 2023 to the time and date immediately following the filing of such amendment with the Secretary of State of the State of Delaware, or the Accelerated Termination Date, (ii) remove the Redemption Limitation (as ...(due to space limits, see proxy material for full proposal).		For	No	27684	13-Dec-2022	27684	27616	0	68
AMPI	00777J109	ADVANCED MERGER PARTNERS, INC.	14-Dec-2022	Special	2.	Trust Amendment Proposal - To amend our investment management trust agreement, dated March 1, 2021, with Continental Stock Transfer & Trust Company, as trustee, or the Trust Agreement, pursuant to an amendment in the form attached to the Accompanying proxy statement as Annex B, to accelerate the date on which the trustee must commence liquidation of the trust account established in connection with our initial public offering to the time and date immediately following the Accelerated Termination Date.		For	No	27684	13-Dec-2022	27684	27616	0	68
AMPI	00777J109	ADVANCED MERGER PARTNERS, INC.	14-Dec-2022	Special	3.	Adjournment Proposal - To approve one or more adjournments of the meeting from time to time, if necessary or appropriate (as determined by our board of directors or the chairperson of the meeting), including to solicit additional proxies to vote in favor of the other items of business identified above, in the event that there are insufficient votes at the time of the meeting to establish a quorum or approve the first and second items of business identified above.		For	No	27684	13-Dec-2022	27684	27614	2	68
DHF	09660L105	BNY MELLON HIGH YIELD STRATEGIES FUND	14-Dec-2022	Special	1.	To approve a sub-investment advisory agreement between BNY Mellon Investment Adviser, Inc., on behalf of the Fund, and Alcentra NY, LLC.		For	No	94686	12-Oct-2022	94686	78142	5709	10836
AFAQ	001040104	AF ACQUISITION CORP.	19-Dec-2022	Special	1.	Charter Amendment Proposal: A proposal to amend the Company's amended and restated certificate of incorporation to extend the date by which the Company would be required to consummate a Business Combination from March 23, 2023 to August 23, 2023.		For	No	28607	14-Dec-2022	28607	28344	263	0
AFAQ	001040104	AF ACQUISITION CORP.	19-Dec-2022	Special	2.	Liquidation Amendment Proposal: A proposal to amend the Company's amended and restated certificate of incorporation to permit the Board, in its sole discretion, to elect to wind up our operations on an earlier date than August 23, 2023 (including prior to March 23, 2023).		For	No	28607	14-Dec-2022	28607	28467	140	0
AFAQ	001040104	AF ACQUISITION CORP.	19-Dec-2022	Special	3.	Trust Amendment Proposal: A proposal to amend the Company's investment management trust agreement, dated as of March 18, 2021, by and between the Company and Continental Stock Transfer & Trust Company. to extend the date by which the Company would be required to consummate a business combination from March 23, 2023 to August 23, 2023, or such earlier date as determined by the Board, in its sole discretion.		For	No	28607	14-Dec-2022	28607	28344	263	0
AFAQ	001040104	AF ACQUISITION CORP.	19-Dec-2022	Special	4.	Auditor Ratification Proposal: Ratification of the selection of Marcum LLP by the audit committee of the Company's board of directors to serve as the Company's independent registered public accounting firm for the year ending December 31, 2022.		For	No	28607	14-Dec-2022	28607	28458	140	9
AFAQ	001040104	AF ACQUISITION CORP.	19-Dec-2022	Special	5.	Adjournment Proposal: Adjourn the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1, Proposal 2, Proposal 3 or Proposal 4.		For	No	28607	14-Dec-2022	28607	28439	159	9
TLGA	87257M108	TLG ACQUISITION ONE CORP.	19-Dec-2022	Special	1.	Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination (each, an "Extension") on a monthly basis up to six times from February 1, 2023 to August 1, 2023.		For	No	45930	16-Dec-2022	45930	45498	361	72
TLGA	87257M108	TLG ACQUISITION ONE CORP.	19-Dec-2022	Special	2.	Trust Amendment Proposal: Amend the Company's trust agreement to extend the date on which the trustee must liquidate the trust account established by the Company in connection with its initial public offering on a monthly basis up to six times from February 1, 2023 to August 1, 2023 by depositing the lesser of (i) an aggregate of $600,000 or (ii) $0.06 for each issued and outstanding share of the Company's Class A common stock that has not been redeemed for each one-month Extension.		For	No	45930	16-Dec-2022	45930	45498	361	72
TLGA	87257M108	TLG ACQUISITION ONE CORP.	19-Dec-2022	Special	3.	Adjournment Proposal: Adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve Proposal 1 or Proposal 2 or if the Company determines that additional time is necessary to satisfy any condition to the implementation of the Extension or to effectuate the extension.		For	No	45930	16-Dec-2022	45930	45507	351	72
UPTDU	89268A206	TRADEUP ACQUISITION CORP.	22-Dec-2022	Special	1.	To amend the Company's amended and restated certificate of incorporation (the Charter) to extend the date before which the Company must complete a business combination from January 19, 2023 to July 19, 2023 or such earlier date as determined by the board of directors of the Company, and provide that the date for cessation of operations of the Company if the Company has not completed a business combination would similarly be extended.		For	No	25390	21-Dec-2022	25390	25390	0	0
UPTDU	89268A206	TRADEUP ACQUISITION CORP.	22-Dec-2022	Special	2.	To amend the Investment Management Trust Agreement, dated July 14, 2021, by and between the Company and Wilmington Trust, National Association, acting as trustee (the Trust Agreement), to extend the liquidation date from January 19, 2023 to July 19, 2023 or such an earlier date as may be determined by the board of the directors of the Company.		For	No	25390	21-Dec-2022	25390	24711	679	0
UPTDU	89268A206	TRADEUP ACQUISITION CORP.	22-Dec-2022	Special	3.	To re-elect Mr. Weston Twigg as Class I director of the Company to serve a three-year term till the 2025 annual meeting of stockholders or until his successor is elected and qualified.		For	No	25390	21-Dec-2022	25390	18874	0	6516
UPTDU	89268A206	TRADEUP ACQUISITION CORP.	22-Dec-2022	Special	4.	To ratify the engagement of Marcum LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.		For	No	25390	21-Dec-2022	25390	25390	0	0
UPTDU	89268A206	TRADEUP ACQUISITION CORP.	22-Dec-2022	Special	5.	To adjourn the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, at the time of the special meeting, there are not sufficient votes for, or otherwise in connection with, the approval of the foregoing proposal.		For	No	25390	21-Dec-2022	25390	18195	7195	0
NSTC	66574L100	NORTHERN STAR INVESTMENT CORP. III	22-Dec-2022	Special	1.	Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to September 4, 2023.		For	No	22219	21-Dec-2022	22219	22202	17	0
NSTC	66574L100	NORTHERN STAR INVESTMENT CORP. III	22-Dec-2022	Special	2.	Adjournment Proposal: Approve the adjournment of the special meeting to a later date or dates, if the Company determines that additional time is necessary to effectuate the Extension.		For	No	22219	21-Dec-2022	22219	22205	14	0
GPAC	G3934P102	GLOBAL PARTNER ACQUISITION CORP II	11-Jan-2023	Special	1.	The Extension Amendment Proposal - RESOLVED, as a special resolution that subject to the approval of Proposal No. 2 - the Insider Letter Amendment Proposal: a) Article 49.8 of Global Partner's Amended and Restated Memorandum and Articles of Association be deleted in its entirety and replaced with the following new Article 49.8: "In the event that the Company does not consummate a Business Combination upon the date which is the later of (i) 14 April 2023 (or 14 January 2024, if applicable ...(due to space limits, see proxy material for full proposal).		For	No	20000	10-Jan-2023	20000	19237	763	0
GPAC	G3934P102	GLOBAL PARTNER ACQUISITION CORP II	11-Jan-2023	Special	2.	Insider Letter Amendment Proposal - RESOLVED, as an ordinary resolution (subject to the approval of Proposal No. 1 - the Extension Amendment Proposal), that the amendment to the Letter Agreement, dated January 11, 2021, by and among Global Partner Sponsor II LLC (the "Sponsor"), Global Partner and Global Partner's officers and directors (the "Letter Agreement"), to allow the Sponsor to transfer its holdings in Global Partner, directly or indirectly, to affiliate(s) of Antarctica Capital ...(due to space limits, see proxy material for full proposal).		For	No	20000	10-Jan-2023	20000	19242	758	0
GPAC	G3934P102	GLOBAL PARTNER ACQUISITION CORP II	11-Jan-2023	Special	3.	The Adjournment Proposal - RESOLVED, as an ordinary resolution, that the adjournment of the Shareholder Meeting to a later date or dates if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Shareholder Meeting, there are insufficient Class A ordinary shares, par value $0.0001 per share, and Class B ordinary shares, par value $0.0001 per share, in the capital of Global Partner represented (either in person or by proxy) to approve ...(due to space limits, see proxy material for full proposal).		For	No	20000	10-Jan-2023	20000	19256	744	0
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	1.	Extension Amendment Proposal - To amend, by way of special resolution, the Memorandum and Articles of Association to extend the date by which JCIC has to consummate a business combination (the "Charter Extension ") from January 26, 2023 (the "Termination Date") to February 27, 2023 (the "Charter Extension Date").		For	No	8923	23-Jan-2023	8923	7337	1537	49
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	2.	Director Election Proposal - Holders of the Class B ordinary shares, par value $0.0001 per share ("Class B Ordinary Shares") of JCIC will vote to appoint, by way of ordinary resolution of the Class B Ordinary Shares, Class I director Heather Hartnett to serve on the board of directors (the "Board") of JCIC for a three-year term expiring at the third succeeding annual general meeting after her election, or until her successor has been elected and qualified.		For	No	8923	23-Jan-2023	8923	8057	818	49
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	3.	Adjournment Proposal - To adjourn the Shareholder Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Shareholder Meeting, there are insufficient Class A ordinary shares, par value $0.0001 per share ("Class A Ordinary Shares") and Class B Ordinary Shares.		For	No	8923	23-Jan-2023	8923	7337	1537	49
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	1.	The Business Combination Proposal - To approve, by ordinary resolution, the Business Combination described in the accompanying proxy statement/prospectus, including (a) adopting the Agreement and Plan of Merger dated effective as of August 3, 2022 (the "Merger Agreement") by and among JCIC, Wildfire New PubCo, Inc., a Delaware corporation and direct, wholly owned subsidiary of JCIC ("New Bridger"), Wildfire Merger Sub I, Inc., a Delaware corporation and direct, wholly owned subsidiary of ...(due to space limits, see proxy material for full proposal).		For	No	8923	11-Jan-2023	8923	8362	561	0
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	2.	The Merger Proposal - To approve, by special resolution, that (1) JCIC be authorized to merge with Wildfire Merger Sub II (the "Second Merger") so that JCIC be the surviving company (in accordance with the terms and subject to the conditions of the Merger Agreement and Plan of Merger relating to the Second Merger) and all the undertaking, property and liabilities of Wildfire Merger Sub II shall vest in JCIC by virtue of the Second Merger pursuant to the provisions of the Companies Act ...(due to space limits, see proxy material for full proposal).		For	No	8923	11-Jan-2023	8923	8362	561	0
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	3.	The Share Capital Proposal - To approve, by ordinary resolution, the alteration of the authorized share capital of JCIC from US$55,100 divided into 500,000,000 Class A ordinary shares of a par value of US$0.0001 each, 50,000,000 Class B Ordinary shares of a par value of US$0.0001 each and 1,000,000 preference shares of a par value of US$0.0001 each to US$50,000 shares with a par value of $1.00 each.		For	No	8923	11-Jan-2023	8923	8362	561	0
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	4.	The Organizational Documents Proposal - To approve and adopt, by special resolution, that the Cayman Constitutional Documents currently in effect be amended and restated by the deletion in their entirety and the substitution in their place of the proposed amendment and restatement of JCIC's Amended and Restated Memorandum and Articles of Association (a copy of which is attached to the proxy statement/prospectus as Annex E) and that the name of JCIC be changed from Jack Creek Investment Corp. to Bridger Merger Corp.		For	No	8923	11-Jan-2023	8923	8353	561	9
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	5.	The Non-Binding Governance Proposals - To approve, by ordinary resolution and on a non-binding advisory basis, certain material differences between JCIC's Amended and Restated Memorandum and Articles of Association (as it may be amended from time to time, the "Cayman Constitutional Documents") and the proposed amended and restated certificate of incorporation of New Bridger (the "New Bridger Certificate of Incorporation"), presented separately in accordance with the United States Securities and ...(due to space limits, see proxy material for full proposal).		For	No	8923	11-Jan-2023	8923	4805	601	3518
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	5A.	Change the Authorized Capital Stock - To approve and adopt provisions in the New Bridger Certificate of Incorporation to authorize 1,000,000,000 shares of New Bridger common stock and 10,000,000 shares of New Bridger preferred stock, par value $0.0001 per share, compared to the currently authorized capital stock of JCIC of 500,000,000 JCIC Class A ordinary shares, 50,000,000 JCIC Class B ordinary shares and 1,000,000 preference shares, par value $0.0001 per share.		For	No	8923	11-Jan-2023	8923	8061	674	188
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	5B.	Change the Stockholder Vote Required to Amend the Bylaws - To approve and adopt provisions in the proposed bylaws of New Bridger (the "Proposed Bylaws") to require the affirmative vote of holders of at least 66 2/3%of the voting power of all then- outstanding New Bridger capital stock entitled to vote generally in the election of directors, voting together as a single class, to adopt, amend, alter or repeal the Proposed Bylaws.		For	No	8923	11-Jan-2023	8923	6595	2125	202
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	5C.	No Right to Call Special Meetings - To approve and adopt provisions in the Proposed Bylaws to stipulate that, unless required by law, special meetings of stockholders may only be called by (i) the board of New Bridger (the "New Bridger Board"), (ii) the Chairperson of the New Bridger Board, or (iii) New Bridger's Chief Executive Officer.		For	No	8923	11-Jan-2023	8923	6742	1979	202
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	5D.	Action by Written Consent of the Stockholders - To approve and adopt provisions in the New Bridger Certificate of Incorporation to provide that any action required or permitted to be taken by the New Bridger stockholders may be effected at a duly called annual or special meeting of such stockholders, and may not be taken by written consent.		For	No	8923	11-Jan-2023	8923	6742	1979	202
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	5E.	Appointment and Removal of Directors - To approve and adopt provisions in the Proposed Bylaws such that (i) subject to the rights of the holders of any series of preferred stock of New Bridger to elect directors under specified circumstances, election of directors at all meetings of the stockholders at which directors are to be elected shall be by a plurality of the votes cast at any meeting for the election of directors at which a quorum is present and (ii) subject to the rights of holders ...(due to space limits, see proxy material for full proposal).		For	No	8923	11-Jan-2023	8923	6742	1978	202
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	5F.	Delaware as Exclusive Forum - To approve and adopt provisions in the New Bridger Certificate of Incorporation to provide that, unless a majority of the New Bridger Board consents in writing to the selection of an alternative forum, the Court of Chancery of the State of Delaware (or, if the Court of Chancery does not have jurisdiction, another state court located within the State of Delaware or, if no court located within the State of Delaware has jurisdiction, the federal district court for the District of ...(due to space limits, see proxy material for full proposal).		For	No	8923	11-Jan-2023	8923	6897	1838	188
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	5G.	Business Combinations - To approve and adopt provisions in the New Bridger Certificate of Incorporation to provide a consent right to holders of New Bridger Series A preferred stock with respect to mergers, consolidations, sales of all or substantially all of the assets of New Bridger, subject to certain exceptions.		For	No	8923	11-Jan-2023	8923	6883	1838	202
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	5H.	Limitation of Ownership by Non-Citizen - To approve and adopt provisions in the New Bridger Certificate of Incorporation to provide that in no event will a Non-Citizen, as defined in the New Bridger Certificate of Incorporation, be entitled to own (beneficially or of record) and/or control more than the Voting Limiting Percentage or the Outstanding Share Limitation Percentage, as defined in the New Bridger Certificate of Incorporation.		For	No	8923	11-Jan-2023	8923	8061	674	188
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	6.	The Incentive Plan Proposal - To approve and assume the Bridger Aerospace Group Holdings, Inc. 2022 Omnibus Incentive Plan and any grants or awards issued thereunder (the "Omnibus Incentive Plan"). A copy of the Omnibus Incentive Plan is attached to the proxy statement/prospectus as Annex I.		For	No	8923	11-Jan-2023	8923	7975	934	14
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	7.	The ESPP Proposal - To approve, by ordinary resolution, the Bridger Aerospace Group Holdings, Inc. 2022 Employee Stock Purchase Plan (the "ESPP"). A copy of the ESPP is attached to the proxy statement/prospectus as Annex J.		For	No	8923	11-Jan-2023	8923	8362	561	0
JCIC	G4989X115	JACK CREEK INVESTMENT CORP.	24-Jan-2023	Special	8.	The Adjournment Proposal - To adjourn, by ordinary resolution, the extraordinary general meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient shares represented to constitute a quorum necessary to conduct business at the extraordinary general meeting or for the approval of one or more proposals at the extraordinary general meeting or to the extent necessary to ensure that any required supplement or amendment to ...(due to space limits, see proxy material for full proposal).		For	No	8923	11-Jan-2023	8923	8249	674	0
AAC	G33032106	ARES ACQUISITION CORPORATION	02-Feb-2023	Special	1.	Extension Amendment Proposal - To amend, by way of special resolution, AAC's amended and restated memorandum and articles of association (the "Memorandum and Articles of Association") pursuant to an amendment in the form set forth on Annex A to the accompanying proxy statement to: (i) extend the date by which AAC has to consummate a business combination (the "Charter Extension") from February 4, 2023 to August 4, 2023 (the "Charter Extension Date"), or such earlier date as determined by ...(due to space limits, see proxy material for full proposal).		For	No	17500	01-Feb-2023	17500	17467	33	0
AAC	G33032106	ARES ACQUISITION CORPORATION	02-Feb-2023	Special	2.	Redemption Limitation Amendment Proposal - To amend, by way of special resolution, the Memorandum and Articles of Association pursuant to an amendment in the form set forth on Annex A to the accompanying proxy statement to delete: (i) the limitation on share repurchases prior to the consummation of a business combination that would cause AAC's net tangible assets to be less than $5,000,001 following such repurchases; (ii) the limitation that AAC shall not consummate a business combination ...(due to space limits, see proxy material for full proposal).		For	No	17500	01-Feb-2023	17500	17480	20	0
AAC	G33032106	ARES ACQUISITION CORPORATION	02-Feb-2023	Special	3.	Adjournment Proposal - To adjourn the Shareholder Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Shareholder Meeting, there are insufficient Class A ordinary shares, par value $0.0001 per share, and Class B ordinary shares, par value $0.0001 per share, in the capital of AAC represented (either in person or by proxy) to constitute a quorum necessary to conduct business at the ...(due to space limits, see proxy material for full proposal).		For	No	17500	01-Feb-2023	17500	17468	32	0
FSNB	36118N102	FUSION ACQUISITION CORP. II	14-Feb-2023	Special	1.	To amend (the "Extension Amendment") Fusion Acquisition Corp. II's (the "Company," "we,"or "our") Second Amended and Restated Certificate of Incorporation (our "charter") to (i) extend the date by which the Company must consummate a business combination (the "Extension") from March 2, 2023 (the date which is 24 months from the closing date of the Company's initial public offering (the "IPO") of our units (the "units") (such date, the "Current Outside Date")) to September 2, 2023 (the date which ...(due to space limits, see proxy statement for full proposal).		For	No	5000
FSNB	36118N102	FUSION ACQUISITION CORP. II	14-Feb-2023	Special	2.	To approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve, or otherwise in connection with, the other proposals or if we determine that additional time is necessary to effectuate the Extension (the "Adjournment Proposal").		For	No	5000
DHY	22544F103	CREDIT SUISSE HIGH YIELD BOND FUND	21-Feb-2023	Annual	1.	Samantha Kappagoda is being nominated to serve a three-year term.		For	No	248427	17-Feb-2023	248427	232346	0	16081
DLY	25862D105	DOUBLELINE MUTUAL FUNDS	24-Feb-2023	Annual	1a.	Election of Class III Trustee: John C. Salter		For	No	36018	23-Feb-2023	36018	10103	0	25915
FSNB	36118N102	FUSION ACQUISITION CORP. II	28-Feb-2023	Special	1.	To amend (the "Extension Amendment") Fusion Acquisition Corp. II's (the "Company," "we,"or "our") Second Amended and Restated Certificate of Incorporation (our "charter") to (i) extend the date by which the Company must consummate a business combination (the "Extension") from March 2, 2023 (the date which is 24 months from the closing date of the Company's initial public offering (the "IPO") of our units (the "units") (such date, the "Current Outside Date")) to September 2, 2023 (the date which is ...(due to space limits, see proxy material for full proposal).		For	No	5000	27-Feb-2023	5000	4648	352	0
FSNB	36118N102	FUSION ACQUISITION CORP. II	28-Feb-2023	Special	2.	To amend (the "Founder Share Amendment" and, together with the Extension Amendment, the "Charter Amendments") our charter to provide holders of Class B common stock, par value $0.0001 per share, of the Company ("founder shares" or "Class B Common Stock") the right to convert any and all their Class B Common Stock into Class A common stock, par value $0.0001 per share of the Company ("Class A Common Stock"), on a one-for-one basis prior to the closing of a business combination at the election ...(due to space limits, see proxy material for full proposal).		For	No	5000	27-Feb-2023	5000	4648	352	0
FSNB	36118N102	FUSION ACQUISITION CORP. II	28-Feb-2023	Special	3.	To approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve, or otherwise in connection with, the other proposals or if we determine that additional time is necessary to effectuate the Extension (the "Adjournment Proposal").		For	No	5000	27-Feb-2023	5000	4648	352	0
NSTC	66574L100	NORTHERN STAR INVESTMENT CORP. III	01-Mar-2023	Special	1.	Extension Amendment Proposal - Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to September 4, 2023.		For	No	22219	23-Feb-2023	22219	19496	2723	0
NSTC	66574L100	NORTHERN STAR INVESTMENT CORP. III	01-Mar-2023	Special	2.	Adjournment Proposal - Approve the adjournment of the special meeting to a later date or dates, if the Company determines that additional time is necessary to effectuate the Extension.		For	No	22219	23-Feb-2023	22219	20840	1379	0
CCV	17144T107	CHURCHILL CAPITAL CORP V	14-Mar-2023	Special	1)	The Extension Amendment Proposal - To amend the amended and restated certificate of incorporation of Churchill Capital Corp V ("Churchill") to extend the date by which Churchill has to consummate a business combination (the "Extension"), as more fully set forth in Churchill's proxy statement (the "Extension Amendment Proposal").		For	No	12700	13-Mar-2023	12700	12391	305	4
CCV	17144T107	CHURCHILL CAPITAL CORP V	14-Mar-2023	Special	2)	The Adjournment Proposal - To adjourn the special meeting of Churchill stockholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment Proposal or if Churchill determines that additional time is necessary to effectuate the Extension.		For	No	12700	13-Mar-2023	12700	12141	554	4
KIO	48249T106	KKR INCOME OPPORTUNITIES FUND	22-Mar-2023	Annual	1.	DIRECTOR	Jeffrey L. Zlot	For	No	32500	21-Mar-2023	32500	29097	0	3403
ISD	69346H100	PGIM INVESTMENTS	29-Mar-2023	Annual	1.1	Election of Class II Director: Kevin J. Bannon		For	No	34599	28-Mar-2023	34599	29500	4728	371
ISD	69346H100	PGIM INVESTMENTS	29-Mar-2023	Annual	1.2	Election of Class II Director: Keith F. Hartstein		For	No	34599	28-Mar-2023	34599	29504	4724	371
ISD	69346H100	PGIM INVESTMENTS	29-Mar-2023	Annual	1.3	Election of Class II Director: Grace C. Torres		For	No	34599	28-Mar-2023	34599	32756	1449	394
ISD	69346H100	PGIM INVESTMENTS	29-Mar-2023	Annual	2.	Ratify the appointment of PricewaterhouseCoopers LLP as the Fund's independent registered public accountant for the fiscal year ending July 31, 2023.		For	No	34599	28-Mar-2023	34599	34150	176	273
SDHY	69355J104	PGIM SHORT DURATION HIGH YIELD OPP	29-Mar-2023	Annual	1.1	Election of Class II Trustee: Kevin J. Bannon		For	No	44447	28-Mar-2023	44447	39452	4587	408
SDHY	69355J104	PGIM SHORT DURATION HIGH YIELD OPP	29-Mar-2023	Annual	1.2	Election of Class II Trustee: Keith F. Hartstein		For	No	44447	28-Mar-2023	44447	37440	6587	420
SDHY	69355J104	PGIM SHORT DURATION HIGH YIELD OPP	29-Mar-2023	Annual	1.3	Election of Class II Trustee: Grace C. Torres		For	No	44447	28-Mar-2023	44447	37411	6613	423
ITAQ	45635R108	INDUSTRIAL TECH ACQUISITIONS II, INC.	10-Apr-2023	Special	1.	Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to consummate a Business Combination from April 14, 2023 to December 14, 2023 (or such earlier date as determined by the Board).		For	No	5000	07-Apr-2023	5000	4974	26	0
ITAQ	45635R108	INDUSTRIAL TECH ACQUISITIONS II, INC.	10-Apr-2023	Special	2.	Adjournment Proposal: Adjourn the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1.		For	No	5000	07-Apr-2023	5000	4973	27	0
PGZ	74255X104	PRINCIPAL FUNDS, INC.	12-Apr-2023	Annual	1.1	Election of Trustee: Jerry Rutledge		For	No	12435	11-Apr-2023	12435	8437	0	3998
BMAC	09216A108	BLACK MOUNTAIN ACQUISITION CORP.	14-Apr-2023	Special	1.	Extension Amendment Proposal - To amend and restate the Company's Amended & Restated Certificate of Incorporation (i) to extend the date by which the Company has to consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination, involving the Company one or more businesses or entities (a "Business Combination") from 04/18/2023 (the "Original Termination Date") to 06/18/2023 (the "New Termination Date") (ii) to allow the Company's board of directors without another stockholder vote.		For	No	10000	13-Apr-2023	10000	8978	1022	0
BMAC	09216A108	BLACK MOUNTAIN ACQUISITION CORP.	14-Apr-2023	Special	2.	Trust Amendment Proposal - To amend and restate the Investment Management Trust Agreement, dated as of October 13, 2021, by and between the Company and Continental Stock Transfer & Trust Company, as trustee, to reflect the New Termination Date and the Additional Extension Option (the "Trust Amendment Proposal"). A copy of the form of the proposed Amended and Restated Investment Management Trust Agreement is set forth in Annex B to the accompanying proxy statement.		For	No	10000	13-Apr-2023	10000	8978	1022	0
BMAC	09216A108	BLACK MOUNTAIN ACQUISITION CORP.	14-Apr-2023	Special	3.	Redemption Limitation Amendment Proposal - To amend and restate the Certificate of Incorporation to eliminate (i) the limitation that the Company shall not redeem its Public Stock to the extent that such redemption would result in the Class A Common Stock, or the securities of any entity that succeeds the Company as a public company, becoming "penny stock" (as defined in accordance with Rule 3a51-1 of the Securities Exchange Act of 1934, as amended), or cause the Company to not meet any greater net tangible asset or cash requirement.		For	No	10000	13-Apr-2023	10000	9850	150	0
BMAC	09216A108	BLACK MOUNTAIN ACQUISITION CORP.	14-Apr-2023	Special	4.	Adjournment Proposal - To adjourn the Stockholder Meeting to a later dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Stockholder Meeting, there are insufficient shares of Class A Common Stock and shares of Class B common stock, par value $0.0001 per share, in the capital of the Company represented (either in person or by proxy) to constitute a quorum necessary to conduct business at the time of the Stockholder Meeting to approve the Extension Amendment Proposal.		For	No	10000	13-Apr-2023	10000	8958	1042	0
HIO	95766K109	WESTERN ASSET HIGH INC OPP FD INC.	14-Apr-2023	Annual	1.1	Election of Class I Director to serve until the 2026 Annual Meeting: Robert D. Agdern		For	No	108438	13-Apr-2023	108438	103978	3374	1087
HIO	95766K109	WESTERN ASSET HIGH INC OPP FD INC.	14-Apr-2023	Annual	1.2	Election of Class I Director to serve until the 2026 Annual Meeting: Carol L. Colman		For	No	108438	13-Apr-2023	108438	104069	3293	1076
HIO	95766K109	WESTERN ASSET HIGH INC OPP FD INC.	14-Apr-2023	Annual	1.3	Election of Class I Director to serve until the 2026 Annual Meeting: Daniel P. Cronin		For	No	108438	13-Apr-2023	108438	94901	12434	1104
HIO	95766K109	WESTERN ASSET HIGH INC OPP FD INC.	14-Apr-2023	Annual	2.	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending September 30, 2023.		For	No	108438	13-Apr-2023	108438	106567	922	949
WDI	95790K109	WESTERN ASSET DIVERSIFIED INCOME FUND	14-Apr-2023	Annual	1.1	Election of Class II Director to serve until the 2026 Annual Meeting: Paolo M. Cucchi		For	No	40000	13-Apr-2023	40000	35870	3711	418
WDI	95790K109	WESTERN ASSET DIVERSIFIED INCOME FUND	14-Apr-2023	Annual	1.2	Election of Class II Director to serve until the 2026 Annual Meeting: Eileen A. Kamerick		For	No	40000	13-Apr-2023	40000	35994	3635	370
WDI	95790K109	WESTERN ASSET DIVERSIFIED INCOME FUND	14-Apr-2023	Annual	2.	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending December 31, 2023.		For	No	40000	13-Apr-2023	40000	39528	227	245
PFD	338480106	FLAHERTY & CRUMRINE PREFERRED INCOME FD	19-Apr-2023	Annual	1.1	Election of Director: David Gale		For	No	23283	18-Apr-2023	23283	22036	0	1247
DFP	33848W106	FLAHERTY & CRUMRINE	19-Apr-2023	Annual	1.1	Election of Director: Karen H. Hogan		For	No	12500	18-Apr-2023	12500	11814	0	687
BGX	09257D102	BLACKSTONE FUNDS	19-Apr-2023	Annual	2.1	Election of Trustee: Jane Siebels		For	No	37355	18-Apr-2023	37355	29701	0	7654
BGX	09257D102	BLACKSTONE FUNDS	19-Apr-2023	Annual	2.2	Election of Trustee: Daniel H. Smith, Jr.		For	No	37355	18-Apr-2023	37355	31387	0	5968
PSF	19248Y107	COHEN & STEERS	26-Apr-2023	Annual	1.	DIRECTOR	Michael G. Clark	For	No	21498	25-Apr-2023	21498	20793	0	705
PSF	19248Y107	COHEN & STEERS	26-Apr-2023	Annual	1.	DIRECTOR	Dean A. Junkans	For	No	21498	25-Apr-2023	21498	20787	0	711
PSF	19248Y107	COHEN & STEERS	26-Apr-2023	Annual	1.	DIRECTOR	Ramona Rogers-Windsor	For	No	21498	25-Apr-2023	21498	20796	0	702
AEAE	02157M108	ALTENERGY ACQUISITION CORP.	28-Apr-2023	Special	1.	A proposal to amend the Amended and Restated Certificate of Incorporation ("Charter") ("Extension Proposal") by which the Company must (1) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses ("initial business combination") or (2) cease its operations except for the purpose of winding up if it fails to complete such initial business combination, and redeem all of the Class A common stock.		For	No	1908	26-Apr-2023	1908	1608	300	0
AEAE	02157M108	ALTENERGY ACQUISITION CORP.	28-Apr-2023	Special	2.	To approve the adjournment of the Special Meeting to a later date or dates if necessary or convenient, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal, which will only be presented at the Special Meeting if, based on tabulated votes, are not sufficient votes at the time of the Special Meeting to approve Extension Proposal, in which case the Adjournment Proposal will be the only proposal presented at the Special Meeting.		For	No	1908	26-Apr-2023	1908	1607	301	0
CVII	17144M102	CHURCHILL CAPITAL CORP VII	11-May-2023	Special	1)	The Extension Amendment Proposal - To amend the amended and restated certificate of incorporation of Churchill Capital Corp VII ("Churchill") to extend the date by which Churchill has to consummate a business combination (the "Extension"), as more fully set forth in Churchill's proxy statement (the "Extension Amendment Proposal").		For	No	20000	10-May-2023	20000	19950	29	21
CVII	17144M102	CHURCHILL CAPITAL CORP VII	11-May-2023	Special	2)	The Adjournment Proposal - To adjourn the special meeting of Churchill stockholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment Proposal or if Churchill determines that additional time is necessary to effectuate the Extension.		For	No	20000	10-May-2023	20000	19946	32	21
CCVI	17143W101	CHURCHILL CAPITAL CORP VI	11-May-2023	Special	1)	The Extension Amendment Proposal - To amend the amended and restated certificate of incorporation of Churchill Capital Corp VI ("Churchill") to extend the date by which Churchill has to consummate a business combination (the "Extension"), as more fully set forth in Churchill's proxy statement (the "Extension Amendment Proposal").		For	No	34447	10-May-2023	34447	34321	126	0
CCVI	17143W101	CHURCHILL CAPITAL CORP VI	11-May-2023	Special	2)	The Adjournment Proposal - To adjourn the special meeting of Churchill stockholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment Proposal or if Churchill determines that additional time is necessary to effectuate the Extension.		For	No	34447	10-May-2023	34447	34321	126	0
NCZ	92838U108	ALLIANZGI CONV & INCOME FD II	22-May-2023	Annual	4a.	Election of Class II Trustee: George R. Aylward		For	No	108000	19-May-2023	108000	92997	0	15003
NCZ	92838U108	ALLIANZGI CONV & INCOME FD II	22-May-2023	Annual	4b.	Election of Class II Trustee: Deborah A. DeCotis		For	No	108000	19-May-2023	108000	87375	0	20625
NCZ	92838U108	ALLIANZGI CONV & INCOME FD II	22-May-2023	Annual	4c.	Election of Class II Trustee: Philip R. McLoughlin		For	No	108000	19-May-2023	108000	87760	0	20240
HCNE	47201B103	JAWS HURRICANE ACQUISITION CORPORATION	08-Jun-2023	Special	1.	Extension Amendment Proposal - To amend the Company's amended and restated certificate of incorporation to extend the date (the "Termination Date") by which the Company has to consummate an initial business combination from June 15, 2023 (the "Original Termination Date") to June 15, 2024 (the "Charter Extension Date"), unless the closing of a Business Combination shall have occurred prior thereto, or such earlier date as is determined by the board of directors of the Company (the "Board" to be in the best interests of the Company.		For	No	20000	07-Jun-2023	20000	15928	4072	0
HCNE	47201B103	JAWS HURRICANE ACQUISITION CORPORATION	08-Jun-2023	Special	2.	To amend the Company's Certificate of Incorporation to eliminate from the Certificate of Incorporation the limitation that the Company may not redeem Public Stock (as defined below) to the extent that such redemption would result in the Company having net tangible assets (as determined in accordance with Rule 3a51- 1(g)(1) of the Securities Exchange Act of 1934, as amended) of less than $5,000,001 (the "Redemption Limitation") in order to allow the Company to redeem Public Stock irrespective of whether such redemption would exceed the Redemption Limitation.		For	No	20000	07-Jun-2023	20000	15928	4072	0
HCNE	47201B103	JAWS HURRICANE ACQUISITION CORPORATION	08-Jun-2023	Special	3.	Trust Amendment Proposal - To amend the Investment Management Trust Agreement (the "Trust Agreement"), dated June 15, 2021, by and between the Company and Continental Stock Transfer & Trust Company, as trustee ("Continental"), to extend the date on which Continental must liquidate the Trust Account (the "Trust Account") established in connection with the Company's initial public offering ("IPO") if the Company has not completed its initial business combination, from June 15, 2023 to June 15, 2024.		For	No	20000	07-Jun-2023	20000	15928	4072	0
HCNE	47201B103	JAWS HURRICANE ACQUISITION CORPORATION	08-Jun-2023	Special	4.	To adjourn the Stockholder Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if (i) based upon the tabulated vote at the time of the Stockholder Meeting, there are insufficient shares of Class A common stock, par value $0.0001 per share, and Class B common stock, par value $0.0001 per share in the capital of the Company. (ii) the holders of Public Stock have elected to redeem an amount of shares in connection with the Stockholder Meeting.		For	No	20000	07-Jun-2023	20000	15904	4096	0
BRW	78518H202	SABA CAPITAL INCOME FUND	20-Jun-2023	Annual	1.	DIRECTOR	Thomas Bumbolow	For	No	59041	16-Jun-2023	59041	57235	0	1806
BRW	78518H202	SABA CAPITAL INCOME FUND	20-Jun-2023	Annual	1.	DIRECTOR	Karen Caldwell	For	No	59041	16-Jun-2023	59041	57976	0	1065
BRW	78518H202	SABA CAPITAL INCOME FUND	20-Jun-2023	Annual	1.	DIRECTOR	Ketu Desai	For	No	59041	16-Jun-2023	59041	58024	0	1017
BRW	78518H202	SABA CAPITAL INCOME FUND	20-Jun-2023	Annual	1.	DIRECTOR	Kieran Goodwin	For	No	59041	16-Jun-2023	59041	57951	0	1090
BRW	78518H202	SABA CAPITAL INCOME FUND	20-Jun-2023	Annual	1.	DIRECTOR	Aditya Bindal	For	No	59041	16-Jun-2023	59041	57957	0	1084
BRW	78518H202	SABA CAPITAL INCOME FUND	20-Jun-2023	Annual	1.	DIRECTOR	Andrew Kellerman	For	No	59041	16-Jun-2023	59041	57066	0	1975
ACRO	005029103	ACROPOLIS INFR ACQUISITION CORP.	23-Jun-2023	Special	1.	The Extension Amendment Proposal - to amend the Company's amended and restated certificate of incorporation (the "Certificate of Incorporation"), in the form set forth in Annex A to the accompanying Proxy Statement, to extend the date by which the Company must either (a) consummate a merger, consolidation, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses or entities (an "initial business ...(due to space limits, see proxy material for full proposal).		For	No	20000	22-Jun-2023	20000	17662	2320	19
ACRO	005029103	ACROPOLIS INFR ACQUISITION CORP.	23-Jun-2023	Special	2.	The Early Liquidation Amendment Proposal - to amend the Certificate of Incorporation, in the form set forth in Annex B to the accompanying Proxy Statement, to permit the Company's board of directors, in its sole and absolute discretion, to cease all operations of the Company except for the purpose of winding up and, subject to and in accordance with the Certificate of Incorporation, redeem all public shares prior to the Extended Date.		For	No	20000	22-Jun-2023	20000	17180	2802	19
ACRO	005029103	ACROPOLIS INFR ACQUISITION CORP.	23-Jun-2023	Special	3.	The Redemption Limitation Amendment Proposal - to amend the Certificate of Incorporation, in the form set forth in Annex C to the accompanying Proxy Statement, to eliminate from the Certificate of Incorporation the limitation that the Company shall not redeem or repurchase public shares to the extent that such redemption would cause the Company's net tangible assets to be less than $5,000,001 (the "Redemption Limitation"). The Redemption Limitation Amendment would allow the Company to ...(due to space limits, see proxy material for full proposal).		For	No	20000	22-Jun-2023	20000	17662	2320	19
ACRO	005029103	ACROPOLIS INFR ACQUISITION CORP.	23-Jun-2023	Special	4.	The Adjournment Proposal - to adjourn the Special Meeting to a later date or dates or indefinitely, if necessary or convenient, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the foregoing proposals.		For	No	20000	22-Jun-2023	20000	17637	2344	19

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer
Date	August 22, 2023

*	Print the name and title of each signing officer under his or her signature.